Description of the Plan (Details) - EBP 012 - USD ($)		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Requisite service period		1 year
Maximum contributions as a percentage of annual Covered Pay		75.00%
Employer contribution vesting percentage	100.00%
Forfeitures available for future use		$ 153,666	$ 186,956
Forfeitures used to reduce employer contributions		906,535
Minimum borrowing amount for participant loans		1,000
Maximum borrowing amount for participant loans		$ 50,000
Period used for deduction from maximum borrowing amount for highest loan balance for notes receivable from participants		12 months
Maximum borrowing amount as a percentage of vested account balance for participant loans		50.00%
Minimum term for general participant loans		1 year
Maximum term for general participant loans		5 years
Maximum term for the purchase of a principal residence for participant loans		10 years
Basis spread on variable rate		1.00%
Involuntary cash-out limit		$ 1,000
Minimum
EBP, Description of Plan [Line Items]
Automatic contribution rate		3.00%
Interest rates on loans		3.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic contribution rate		10.00%
Interest rates on loans		10.00%
Non-Collectively Bargained Employee
EBP, Description of Plan [Line Items]
Employer contribution matching percentage		100.00%
Percentage of compensation eligible for employer matching		6.00%
Muncie Bargained Employee
EBP, Description of Plan [Line Items]
Employer contribution matching percentage		100.00%
Percentage of compensation eligible for employer matching		4.00%